(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2011
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
9.	(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(Loss) gain on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2011	2010	2009
Net (loss) gain on lease terminations	(21,780)	5,924	3,061
Loss on sale of SPCs to Frontline 2012	(306,972)	-	-
Net gain on sale of vessels	9,271	95	-
Amortization of deferred gains	11,653	24,916	-
Other	(66)	-	-
	(307,894)	30,935	3,061